Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Feb. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Lease term		12 months
Rent expense		$ 7,515	$ 7,839	$ 7,324
Payment for services	$ 210,000